Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares outstanding		10,062,500
Benson Hill, Inc
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	128,467	128,467	82,798
Common stock, shares issued	6,515	5,798	5,568
Common stock, shares outstanding	6,515	5,798	5,568